History and activity of the Company - Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
BBB Foods Limited Partnership
History and activity of the company [line items]
Percentage of ownership	[1]	100.00%	100.00%
Country		Scotland
Functional currency		Mexican peso
Main activity		Intermediate parent
Lothian Shelf Limited
History and activity of the company [line items]
Percentage of ownership	[1]	100.00%	100.00%
Country		Scotland
Functional currency		Mexican peso
Main activity		Holding Company
Tiendas Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	[1]	100.00%	100.00%
Country		Mexico
Functional currency		Mexican peso
Main activity		Operating company
Tiendas BBB, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	[1]	100.00%	100.00%
Country		Mexico
Functional currency		Mexican peso
Main activity		Owner of some trademarks of the Company
Desarrolladora Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	[1]	100.00%	100.00%
Country		Mexico
Functional currency		Mexican peso
Main activity		Owner of a piece of land

[1]	BBB Foods Inc. owns 99.99% of Tiendas Tres B, Tiendas BBB and Desarrolladora Tres B, S.A. de C.V. (collectively, the “Mexican Subsidiaries”) through BBB Foods Limited Partnership and 0.01% through Lothian Shelf Limited.